Significant Accounting Policies - Schedule of Operating Revenue within Scope of ASC 606 Disaggregated by Revenue Sources (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation Of Revenue [Line Items]
Revenue	¥ 8,392,843	¥ 6,388,535	¥ 8,873,059
Installment e-commerce platform service income
Disaggregation Of Revenue [Line Items]
Revenue	1,585,625	1,997,838	1,661,156
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	164,884	58,227	564
Online direct sales and services income
Disaggregation Of Revenue [Line Items]
Revenue	1,750,509	2,056,065	1,661,720
Credit facilitation service income
Disaggregation Of Revenue [Line Items]
Revenue	5,001,881	2,486,527	4,448,344
Credit facilitation service income | Loan Facilitation and Matching Servicing Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue	4,178,477	1,404,507	3,120,892
Credit facilitation service income | Post-Origination Servicing Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue	823,404	1,082,020	1,327,452
Tech-empowerment service income
Disaggregation Of Revenue [Line Items]
Revenue	1,640,453	1,845,943	2,762,995
Tech-empowerment service income | Loan Facilitation and Matching Servicing Fees-Performance Based
Disaggregation Of Revenue [Line Items]
Revenue	702,774	935,234	1,727,794
Tech-empowerment service income | Post-Origination Servicing Fees-Performance Based
Disaggregation Of Revenue [Line Items]
Revenue	280,574	427,404	561,658
Tech-empowerment service income | Loan facilitation and servicing fees-volume based
Disaggregation Of Revenue [Line Items]
Revenue	349,927	252,460	279,902
Tech-empowerment service income | Membership Services
Disaggregation Of Revenue [Line Items]
Revenue	133,211	82,256	107,901
Tech-empowerment service income | Other Services
Disaggregation Of Revenue [Line Items]
Revenue	173,967	148,589	85,740
Loan facilitation and servicing fees
Disaggregation Of Revenue [Line Items]
Revenue	¥ 6,335,156	¥ 4,101,625	¥ 7,017,698